SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2018
SUBSIDIARIES [Abstract]
Listing of significant subsidiaries
The following table lists our significant subsidiaries and their purpose as at December 31, 2018. Unless otherwise indicated, we own a 100% ownership interest in each of the following subsidiaries.

Name	Jurisdiction of Incorporation	Purpose
Golar LNG 2216 Corporation	Marshall Islands	Owns and operates Golar Arctic
Golar Management Limited	United Kingdom	Management company
Golar Management Malaysia SDN. BDH.	Malaysia	Vessel management company
Golar Management Norway AS	Norway	Vessel management company
Golar Management D.O.O	Croatia	Vessel management company
Golar GP LLC – Limited Liability Company	Marshall Islands	Holding company
Golar LNG Energy Limited	Bermuda	Holding company
Golar Gimi Corporation	Marshall Islands	Owns Gimi
Golar Hilli Corp. *	Marshall Islands	Owns Hilli Episeyo ("Hilli")
Golar Gandria N.V.	Curaçao	Owns and operates Golar Gandria
Golar Hull M2021 Corporation	Marshall Islands	Leases Golar Seal**
Golar Hull M2022 Corporation	Marshall Islands	Leases Golar Crystal**
Golar Hull M2027 Corporation	Marshall Islands	Owns and operates Golar Bear
Golar Hull M2047 Corporation	Marshall Islands	Leases Golar Snow**
Golar Hull M2048 Corporation	Marshall Islands	Leases Golar Ice**
Golar LNG NB10 Corporation	Marshall Islands	Leases Golar Glacier**
Golar LNG NB11 Corporation	Marshall Islands	Leases Golar Kelvin**
Golar LNG NB12 Corporation	Marshall Islands	Owns and operates Golar Frost
Golar LNG NB13 Corporation	Marshall Islands	Leases Golar Tundra**
GVS Corporation	Marshall Islands	Owns and operates Golar Viking
Golar Shoreline LNG Limited	Bermuda	Holding company
Golar Hilli LLC *	Marshall Islands	Holding company

* In February 2018, Golar Hilli LLC was incorporated with Golar as sole member. In July 2018, shares in Golar Hilli Corp. (a 89% owned subsidiary of Golar Hilli LLC) were exchanged for Hilli Common Units, Series A Special Units and Series B Special Units. See note 6 for further details.

** The above table excludes mention of the lessor variable interest entities (''lessor VIEs'') that we have leased vessels from under finance leases. The lessor VIEs are wholly-owned, newly formed special purpose vehicles ("SPVs") of financial institutions. While we do not hold any equity investments in these SPVs, we have concluded that we are the primary beneficiary of these lessor VIEs and accordingly have consolidated these entities into our financial results. See note 5 for further details.